UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          05/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        30
                                               -------------

Form 13F Information Table Value Total:       $130,472
                                               -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC        COMMON       052800109  1,067     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 16,344    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP  COMMON       067901108    415     23,002   SH         SOLE          23,002   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106    820    160,800   SH         SOLE         160,800   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE CP       COMMON       12189T104 17,047    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    334     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP           COMMON       126501105    626     45,000   SH         SOLE          45,000   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS  & CO     COMMON       263534109  1,827     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
GREENPOINT FINL
 CORP              COMMON       395384100    440     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE    SPONSORED
 PLC               ADR          37733W105 26,818    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  2,450    148,856   SH         SOLE         148,856   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 17,961    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
IXYS CORP          COMMON       46600W106    364     40,400   SH         SOLE          40,400   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO              COMMON       46625H100  3,791    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC COMMON       484173109    710     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109 12,745    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
OWENS ILL INC      COMMON NEW   690768403    147     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO COMMON       723787107  1,982    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL COMMON       74153Q102  1,283     99,600   SH         SOLE          99,600   0       0
-----------------------------------------------------------------------------------------------------------
ROCK-TENN CO       CL A         772739207    195     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP COMMON       78440X101  2,554     80,000   SH         SOLE          80,000   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION  CL A         817320104  3,377     68,700   SH         SOLE          68,700   0       0
-----------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW COMMON       844030106  1,266     72,572   SH         SOLE          72,572   0       0
-----------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
 SYS INC           COMMON       879433100  2,615     30,000  SH          SOLE          30,000   0        0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP   COMMON       910671106  2,366    127,600  SH          SOLE         127,600   0        0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP    SPONSORED
 PLC NEW           ADR          92857W100  4,296    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW               COMMON       949746101  2,916     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  WRLDCOM GP COM 98157D106  3,315    440,806   SH         SOLE         440,806   0       0
NEW
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WORLDCOM INC GA  MCI GROUP COM  98157D304    121     17,632   SH         SOLE          17,632   0       0
NEW
-----------------------------------------------------------------------------------------------------------
XANSER CORP        COMMON       98389J103    280    114,000   SH         SOLE         114,000   0       0
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